SCHEDULE OF INVESTMENT ACTIVITY (Details) - Seamless Group Inc [Member] - USD ($)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Condensed Financial Statements, Captions [Line Items]
Balance at the beginning of year	$ 29,745,028	$ 31,863,974
Allocated loss	(3,573,964)	(2,118,946)
Balance at the end of year	$ 26,171,064	$ 29,745,028